Long-term Debt - Schedule of Debt (Detail) - USD ($)				12 Months Ended
	Sep. 30, 2019	Mar. 29, 2019	Feb. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Movement Additions				$ 33,480,000
Repayments	$ (3,419,645)	$ (1,036,265)	$ (625,000)	(97,371,978)	$ (56,717,059)	$ (56,254,073)
Debt Deconsolidation Amount				(13,850,000)
Term Loans				368,229,303	445,971,281
Current portion of long-term debt				41,421,346	42,433,562
Current portion of long-term debt associated with vessels held for sale				0	30,150,000
Long term debt				326,807,957	373,387,719
Total debt				368,229,303	445,971,281
Current portion of deferred finance charges				685,790	706,725
Current portion of deferred finance charges associated with vessels held for sale				0	73,644
Deferred finance charges non-current				1,560,055	1,873,466
Total deferred finance charges				2,245,845	2,653,835
Total debt				368,229,303	445,971,281
Less: Total deferred finance charges				2,245,845	2,653,835
Total debt, net of deferred finance charges				365,983,458	443,317,446
Less: Current portion of long-term debt, net of current portion of deferred finance charges				40,735,556	41,726,837
Less: Current portion of long-term debt associated with vessels held for sale, net of current portion of deferred finance charges				0	30,076,356
Long term debt, net of deferred finance charges				$ 325,247,902	371,514,253
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date				Feb. 19, 2020
Drawn Amount				$ 40,250,000
Movement Additions				0
Repayments				(11,875,000)
Debt Deconsolidation Amount				0
Term Loans				$ 0	11,875,000
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date				Nov. 04, 2020
Drawn Amount				$ 33,240,000
Movement Additions				0
Repayments				0
Debt Deconsolidation Amount				(13,850,000)
Term Loans				$ 0	13,850,000
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 18, 2023
Drawn Amount				$ 14,094,184
Movement Additions				0
Repayments				(2,200,000)
Debt Deconsolidation Amount				0
Term Loans				$ 11,894,184	14,094,184
Term Loan 20 [Member]
Debt Instrument [Line Items]
Maturity Date				Apr. 16, 2024
Drawn Amount				$ 11,000,000
Movement Additions				0
Repayments				(1,340,000)
Debt Deconsolidation Amount				0
Term Loans				$ 10,360,000	11,700,000
Term Loan 21 [Member]
Debt Instrument [Line Items]
Maturity Date				Mar. 01, 2024
Drawn Amount				$ 27,675,000
Movement Additions				0
Repayments				(3,300,000)
Debt Deconsolidation Amount				0
Term Loans				$ 21,900,000	25,200,000
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date				Jun. 20, 2020
Drawn Amount				$ 43,250,000
Movement Additions				0
Repayments				(23,375,000)
Debt Deconsolidation Amount				0
Term Loans				$ 0	23,375,000
Term Loan 22 [Member]
Debt Instrument [Line Items]
Maturity Date				Jul. 11, 2026
Drawn Amount				$ 22,230,000
Movement Additions				22,230,000
Repayments				(793,929)
Debt Deconsolidation Amount				0
Term Loans				$ 21,436,071	0
Term Loan 23 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 29, 2022
Drawn Amount				$ 25,458,432
Movement Additions				11,250,000
Repayments				(8,257,649)
Debt Deconsolidation Amount				0
Term Loans				$ 18,237,048	15,244,697
Term Loan 24 [Member]
Debt Instrument [Line Items]
Maturity Date				Jul. 31, 2022
Drawn Amount				$ 50,225,000
Movement Additions				0
Repayments				(6,605,000)
Debt Deconsolidation Amount				0
Term Loans				$ 29,025,000	35,630,000
Term Loan 9 [Member]
Debt Instrument [Line Items]
Maturity Date				Apr. 16, 2020
Drawn Amount				$ 30,000,000
Movement Additions				0
Repayments				(16,300,000)
Debt Deconsolidation Amount				0
Term Loans				$ 0	16,300,000
Term Loan 11 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 18, 2023
Drawn Amount				$ 9,480,000
Movement Additions				0
Repayments				(800,000)
Debt Deconsolidation Amount				0
Term Loans				$ 8,680,000	9,480,000
Term Loan 12 [Member]
Debt Instrument [Line Items]
Maturity Date				Jan. 08, 2023
Drawn Amount				$ 20,925,000
Movement Additions				0
Repayments				(1,420,000)
Debt Deconsolidation Amount				0
Term Loans				$ 14,180,000	15,600,000
Term Loan 25 [Member]
Debt Instrument [Line Items]
Maturity Date				Jun. 30, 2023
Drawn Amount				$ 67,200,000
Movement Additions				0
Repayments				(3,960,000)
Debt Deconsolidation Amount				0
Term Loans				$ 47,595,000	51,555,000
Term Loan 14 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 14, 2022
Drawn Amount				$ 22,400,000
Movement Additions				0
Repayments				(1,493,328)
Debt Deconsolidation Amount				0
Term Loans				$ 16,426,688	17,920,016
Term Loan 15 [Member]
Debt Instrument [Line Items]
Maturity Date				Sep. 03, 2021
Drawn Amount				$ 22,750,000
Movement Additions				0
Repayments				(1,625,000)
Debt Deconsolidation Amount				0
Term Loans				$ 15,843,750	17,468,750
Term Loan 16 [Member]
Debt Instrument [Line Items]
Maturity Date				Jul. 07, 2023
Drawn Amount				$ 25,350,000
Movement Additions				0
Repayments				(2,112,500)
Debt Deconsolidation Amount				0
Term Loans				$ 16,371,875	18,484,375
Term Loan 17 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 11, 2022
Drawn Amount				$ 22,275,000
Movement Additions				0
Repayments				(2,755,000)
Debt Deconsolidation Amount				0
Term Loans				$ 16,765,000	19,520,000
Term Loan 18 [Member]
Debt Instrument [Line Items]
Maturity Date				Dec. 31, 2025
Drawn Amount				$ 65,650,000
Movement Additions				0
Repayments				(4,103,320)
Debt Deconsolidation Amount				0
Term Loans				$ 56,945,940	61,049,260
Term Loan 19 [Member]
Debt Instrument [Line Items]
Maturity Date				Apr. 17, 2026
Drawn Amount				$ 70,787,500
Movement Additions				0
Repayments				(5,056,252)
Debt Deconsolidation Amount				0
Term Loans				$ 62,568,747	$ 67,624,999